Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net Income (Loss) Per Share
Net Income (Loss) Per Share

12.Net Income (Loss) Per Share

Basic and diluted net income (loss) per share attributable to common stockholders was calculated as follows (dollar amounts in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Numerator:
Net income (loss) for basic net income (loss) per share attributable to common stockholders	$4,167	$(6,975)	$(5,412)	$(11,177)
Reversal of fair market value remeasurement gain on Convertible Notes (1)	(12,752)	—	(7,810)	—
Add back of interest expense from the Convertible Notes (1)	93	—	651	—
Net loss for diluted net loss per share attributable to common stockholders	$(8,492)	$(6,975)	$(12,571)	$(11,177)

Denominator:
Weighted-average common shares outstanding, basic	8,246,582	2,574,767	5,426,688	2,573,693
Effect of potentially dilutive securities:
Convertible Notes	208,641	—	734,279	—
Weighted-average common shares outstanding, diluted	8,455,223	2,574,767	6,160,967	2,573,693

Net income (loss) per share attributable to common stockholders:
Basic	$0.51	$(2.71)	$(1.00)	$(4.34)
Diluted	$(1.00)	$(2.71)	$(2.04)	$(4.34)
(1)	As the Company recorded its Convertible Notes at fair value, when calculating the diluted net loss per share for the period, the respective fair value remeasurement gain of $12.8 million and net gain of $7.8 million recognized in the condensed consolidated statement of operations and comprehensive income (loss) during the three and six months ended June 30, 2025, respectively, should be reversed and treated as an adjustment to the numerator. In addition, the $0.1 million and $0.7 million of interest expense from the Convertible Notes recognized in the condensed consolidated statements of operations and comprehensive income (loss) during the three and six months ended June 30, 2025, respectively, should be added back as an adjustment to the numerator.

The Company’s potentially dilutive securities include its stock options to purchase common stock, Preferred Stock, and Convertible Notes. For the three and six months ended June 30, 2025, the Company’s Convertible Notes have been included in the computation of diluted net loss per share as the effect for the period was determined to be dilutive, while its stock options to purchase common stock and Preferred Stock were excluded from the diluted net loss per share calculation as the effect was determined to be anti-dilutive. All of the Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share for the three and six months ended June 30, 2024, as the effect would be anti-dilutive. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders for the three and six months ended June 30, 2024 is the same.

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Preferred Stock (as converted to common stock)	—	3,963,910	—	3,963,910
Stock options to purchase common stock	1,216,642	733,704	1,216,642	733,704

13.Net Loss Per Share

Basis and diluted net loss per share attributable to common stockholders was calculated as follows (dollar amounts in thousands):

	For the Year Ended
	December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(29,397)	$(17,347)

Denominator:
Weighted-average common shares outstanding, basic and diluted	19,193,932	19,134,096
Net loss per share attributable to common stockholders, basic and diluted	$(1.53)	$(0.91)

The Company’s potentially dilutive securities, which include stock options to purchase common stock and Preferred Stock, have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	For the Year Ended
	December 31,
	2024	2023
Preferred stock (as converted to common stock)	29,555,538	29,555,538
Stock options to purchase common stock	5,435,629	5,509,379

The Company’s Convertible Notes are also potentially dilutive securities, with the amount of shares issued upon conversion to be determined based on the matter in which they are settled. Refer to Note 8, Convertible Notes, for further detail.